Long-Term Debt - Lena Loan Facility (Details) - Lena Loan Facility [Member] - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2019
Long-Term Debt
Final balloon payment to be paid	$ 68.6
Minimum aggregate market value of Vessels securing the loan, as percentage of outstanding balance		130.00%
Minimum liquidity of Partnership		$ 15.0
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining		1.5
Incremental minimum liquidity, in excess of 8 vessels with less than 12 months employment contract remaining		$ 1.0
Minimum book equity ratio for Partnership		30.00%
Minimum EBITDA to interest ratio for Partnership		2.50%
London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt
Interest margin percentage	1.90%